Notes Payable (Detail Narrative) - USD ($)	Oct. 13, 2022	Jun. 13, 2022	Mar. 15, 2021	Sep. 16, 2021
Notes Payable (Detail Narrative)
Principal amount			$ 54,240
Percentage of daily sales through service provider	17.00%	17.00%	17.00%
Cash proceeds	$ 82,490	$ 44,000	$ 48,000	$ 60,000
Short term financing agreement	73,000	$ 47,520		$ 66,600
Company owed	$ 68,959